SEGMENTED REPORTING (Tables)	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
Disclosure of operating segments [Table Text Block]
At February 28, 2019	Assets	Liabilities
Canada	$2,738	$63,053
South Africa	37,300	2,928
	$40,038	$65,981

At August 31, 2018	Assets	Liabilities
Canada	$3,333	$58,396
South Africa	38,516	2,983
	$41,849	$61,379

Comprehensive Loss (Income) for the	February 28,	February 28,
year ended	2019	2018

Canada	$(1,375)	$12,621
South Africa	9,622	7,181

	$8,247	$19,802